Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

December 31
2018
NT$
(In Millions)
Carrying amount
Land	$103,972
Land improvements	263
Buildings	44,784
Computer equipment	2,115
Telecommunications equipment	116,322
Transportation equipment	231
Miscellaneous equipment	2,582
Construction in progress and equipment to be accepted	18,645
$288,914

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2018	$104,079	$1,595	$72,694	$14,162	$722,054	$3,834	$9,515	$18,527	$946,460
Additions	—	—	21	52	159	—	334	27,413	27,979
Disposal	(71)	—	—	(643)	(31,984)	(29)	(623)	—	(33,350)
Effect of foreign exchange differences	—	—	—	—	60	—	—	—	60
Others	(36)	6	196	687	25,459	77	648	(27,295)	(258)
Balance on December 31, 2018	$103,972	$1,601	$72,911	$14,258	$715,748	$3,882	$9,874	$18,645	$940,891

Accumulated depreciation and impairment
Balance on January 1, 2018	$—	$(1,293)	$(26,799)	$(11,788)	$(607,154)	$(3,513)	$(7,205)	$—	$(657,752)
Depreciation expenses	—	(45)	(1,356)	(983)	(24,236)	(162)	(679)	—	(27,461)
Disposal	—	—	—	632	31,952	29	615	—	33,228
Effect of foreign exchange differences	—	—	—	—	(20)	—	—	—	(20)
Others	—	—	28	(4)	32	(5)	(23)	—	28
Balance on December 31, 2018	$—	$(1,338)	$(28,127)	$(12,143)	$(599,426)	$(3,651)	$(7,292)	$—	$(651,977)

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Depreciation expense in 2018 is computed using the straight-line method over the following estimated service lives:

Land improvements	8-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-20 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-6 years
Mechanical and air conditioner equipment	3-16 years
Others	1-10 years

Summary of Assets Used by the Company
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Assets used by the Company	$276,370	$273,823
Assets subject to operating leases	7,324	7,593
	$283,694	$281,416

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Year 1	$113	$115
Year 2	91	95
Year 3	71	75
Year 4	61	53
Year 5	39	38
Onwards	96	58
	$471	$434

Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

b.	Assets subject to operating leases

	Land	Land Improvements	Buildings	Total
	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2019	$—	$—	$—	$—
Effect of retrospective application of IFRS 16	3,617	1	3,583	7,201
Balance on January 1, 2019 as adjusted	3,617	1	3,583	7,201
Additions	—	—	4	4
Transferred from (to) assets used by the Company	1,362	(1)	255	1,616
Balance on December 31, 2019	$4,979	$—	$3,842	$8,821
Accumulated depreciation and impairment
Balance on January 1, 2019	$—	$—	$—	$—
Effect of retrospective application of IFRS 16	—	(1)	(1,265)	(1,266)
Balance on January 1, 2019 as adjusted	—	(1)	(1,265)	(1,266)
Depreciation expenses	—	—	(74)	(74)
Transferred to (from) assets used by the company	—	1	(158)	(157)
Balance on December 31, 2019	$—	$—	$(1,497)	$(1,497)
Balance on January 1, 2019 as adjusted, net	$3,617	$—	$2,318	$5,935
Balance on December 31, 2019, net	$4,979	$—	$2,345	$7,324
Cost
Balance on January 1, 2020	$4,979	$—	$3,842	$8,821
Others	(6)	—	394	388
Balance on December 31, 2020	$4,973	$—	$4,236	$9,209
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$—	$(1,497)	$(1,497)
Depreciation expenses	—	—	(82)	(82)
Others	—	—	(37)	(37)
Balance on December 31, 2020	$—	$—	$(1,616)	$(1,616)
Balance on December 31, 2020, net	$4,973	$—	$2,620	$7,593

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for the freehold plant, property and equipment was as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Year 1	$302	$347
Year 2	273	288
Year 3	234	231
Year 4	191	164
Year 5	130	125
Onwards	1,224	1,180
	$2,354	$2,335

Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment
a.	Assets used by the Company

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2019	$103,972	$1,601	$72,911	$14,258	$715,748	$3,882	$9,874	$18,645	$940,891
Effect of retrospective application of IFRS 16	(3,617)	(1)	(3,583)	—	(3,885)	—	—	—	(11,086)
Balance on January 1, 2019 as adjusted	100,355	1,600	69,328	14,258	711,863	3,882	9,874	18,645	929,805
Additions	—	—	1,221	57	120	1	149	21,612	23,160
Disposal	(38)	(7)	(3)	(1,916)	(30,417)	(51)	(405)	—	(32,837)
Effect of foreign exchange differences	—	—	—	—	(37)	—	(1)	(6)	(44)
Others	(1,214)	25	455	606	24,503	80	473	(26,499)	(1,571)
Balance on December 31, 2019	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Accumulated depreciation and impairment
Balance on January 1, 2019	$—	$(1,338)	$(28,127)	$(12,143)	$(599,426)	$(3,651)	$(7,292)	$—	$(651,977)
Effect of retrospective application of IFRS 16	—	1	1,265	—	2,576	—	—	—	3,842
Balance on January 1, 2019 as adjusted	—	(1,337)	(26,862)	(12,143)	(596,850)	(3,651)	(7,292)	—	(648,135)
Depreciation expenses	—	(43)	(1,301)	(827)	(23,906)	(91)	(688)	—	(26,856)
Disposal	—	6	3	1,909	30,380	51	402	—	32,751
Impairment losses	—	—	—	—	—	—	(64)	(29)	(93)
Effect of foreign exchange differences	—	—	—	—	16	—	1	—	17
Others	—	(1)	183	(7)	22	(3)	(21)	—	173
Balance on December 31, 2019	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Balance on December 31, 2019, net	$99,103	$243	$43,024	$1,937	$115,694	$218	$2,428	$13,723	$276,370
Cost
Balance on January 1, 2020	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Additions	67	-	18	55	118	1	150	24,786	25,195
Disposal	(270)	(19)	(49)	(1,245)	(20,619)	(45)	(520)	(29)	(22,796)
Effect of foreign exchange differences	—	—	—	—	(91)	—	—	(7)	(98)
Acquired by business combinations (Note 14)	—	—	—	70	—	—	72	—	142
Others	3,091	31	(81)	521	25,336	26	508	(29,973)	(541)
Balance on December 31, 2020	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Depreciation expenses	—	(43)	(1,366)	(770)	(23,994)	(68)	(666)	—	(26,907)
Disposal	—	19	49	1,243	20,600	45	504	29	22,489
Effect of foreign exchange differences	—	—	—	—	41	—	—	—	41
Acquired by business combinations (Note 14)	—	—	—	(40)	—	—	(54)	—	(94)
Others	—	—	47	(4)	28	(1)	(48)	—	22
Balance on December 31, 2020	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Balance on December 31, 2020, net	$101,991	$231	$41,642	$1,767	$117,113	$176	$2,374	$8,529	$273,823

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Depreciation expense for assets used by the Company in 2019 and 2020 is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-9 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years